<SEQUENCE>1
<FILENAME>13FQ3-2009.xfd




	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Principal
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  October 20, 2009

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 83

Form 13-F Information Table Value Toatl: $316,179 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Abovenet, Inc.         COM 00374N107  5310  108910 SH SOLE  101370  7540
Altria Group Inc       COM 02209S103   755   42400 SH SOLE   42400
Amazon.com             COM 023135106   607    6500 SH SOLE    6500
America Movil SA       COM 02364W105  3881   88550 SH SOLE   80350  8200
American Public EducatiCOM 02913V103   266    7670 SH SOLE    7670
American Tel & Tel Co. COM 001957109   205    7600 SH SOLE    7600
Amgen                  COM 031162100  6280  104270 SH SOLE   96670  7600
Apache Corp            COM 037411105  1928   21000 SH SOLE   18600  2400
Apple Computer Inc.    COM 037833100  7845   42325 SH SOLE   41675   650
Arena Resources Inc.   COM 040049108   383   10780 SH SOLE   10780
Aspen Insurance HoldingCOM G05384105  2247   84900 SH SOLE   84900
Atlas America Inc.     COM 049167109   631   23325 SH SOLE   23325
BPZ Resources Inc.     COM 055639108  1021  135790 SH SOLE  124290 11500
Bemis Company Inc      COM 081437105  1353   52200 SH SOLE   52200
BroadCom Corporation   COM 111320107   247    8060 SH SOLE    8060
CVS Corp               COM 126650100  1545   43230 SH SOLE   43230
Carrizo Oil & Gas      COM 144577103  1069   43665 SH SOLE   39865  3800
Cisco Systems. Inc.    COM 17275R102   758   32200 SH SOLE   32200
Cognizant Technology SoCOM 192446102  8963  231850 SH SOLE  219250 12600
Companhia Vale Do Rio  COM 204412209  1194   51600 SH SOLE   47900  3700
Continental Resources  COM 212015101  1865   47605 SH SOLE   44905  2700
Dendreon Corp          COM 24823q107   646   23070 SH SOLE   23070
Devon Energy Corp      COM 25179M103   634    9420 SH SOLE    9420
Dun & Bradstreet Inc.  COM 26483E100  4930   65450 SH SOLE   58850  6600
Ebay                   COM 278642103  5053  214105 SH SOLE  201405 12700
Everest Re Group Inc   COM G3223R108  2228   25400 SH SOLE   25400
Evergreen Energy Inc   COM 30024B104   841 1313900 SH SOLE 1253900 60000
Express Scripts Inc    COM 302182100 12707  163795 SH SOLE  157495  6300
Flextronics Int'l Ltd  COM Y2573F102  1788  239300 SH SOLE  239300
Focus Media            COM 34415V108   817   74000 SH SOLE   74000
Freeport-McMoRan CopperCOM 35671D857  1954   28485 SH SOLE   27385  1100
Gilead Sciences Inc.   COM 375558103  1744   37500 SH SOLE   33900  3600
Goodyear Tire          COM 382550101   553   32500 SH SOLE   32500
Google Inc             COM 38259P508 16365   33003 SH SOLE   30348  2655
HMS Holdings Corp      COM 40425j101  1390   36355 SH SOLE   33955  2400
I-Flow Corp            COM 449520303   285   25000 SH SOLE   25000
InfuSystems Holdings   COM 45685k102   151   70255 SH SOLE   53255 17000
Intl. Business Mach.   COM 459200101 15599  130415 SH SOLE  117715 12700
Intrepid Potash, Inc   COM 46121y102   224    9480 SH SOLE    9480
Johnson & Johnson      COM 478160104   438    7194 SH SOLE    7194
Kimberly Clark Corp    COM 494368103   980   16616 SH SOLE   13496  3120
Linn Energy, LLC       COM 536020100  4777  208585 SH SOLE  186485 22100
MYR Group, Inc.        COM 55405W104   288   13665 SH SOLE   13665
Mastercard Inc.        COM 57636q104  8139   40260 SH SOLE   38535  1725
McAfee Inc.            COM 579064106  7866  179630 SH SOLE  166930 12700
MedAssets, Inc         COM 584045108   671   29715 SH SOLE   29715
Medco Health Solutions COM 58405U102 11758  212575 SH SOLE  205375  7200
Microsoft Corp         COM 594918104 17765  690691 SH SOLE  638644 52047
Millicom Int'l Cell    COM L6388F110 65547  901118 SH SOLE  867798 33320
Mobile Telesystems ADS COM 607409109  8175  169360 SH SOLE  158960 10400
Moodys Corp            COM 615369105  2064  100900 SH SOLE   94800  6100
NII Holdings Inc       COM 62913F201  1483   49350 SH SOLE   49350
Newmont Mining         COM 651639106  1054   23950 SH SOLE   23950
Nice Systems Ltd.      COM 653656108   301    9895 SH SOLE    9895
Noble Energy Inc       COM 655044105  9977  151252 SH SOLE  143700   7552
Occidental Petroleum   COM 674599105  1333   17000 SH SOLE   17000
Philip Morris Int'l    COM 718172109  2091   42900 SH SOLE   42900
Potash Corp            COM 73755L107  1560   17270 SH SOLE   16370    900
Proctor & Gamble Co.   COM 742718109  2243   38728 SH SOLE   36584   2144
Range Resources Corp   COM 75281a109  7441  150745 SH SOLE  143745   7000
Raytheon Co.           COM 755111507  1257   26200 SH SOLE   26200
Research in Motion     COM 760975102  1610   23800 SH SOLE   23800
Rex Energy Corporation COM 761565100   222   26545 SH SOLE   26545
STEC, Inc.             COM 784774101   643   21865 SH SOLE   19065   2800
SXC Health Solutions InCOM 78505P100   459    9805 SH SOLE    9805
Safestitch Medical Inc.COM 78645y102    35   36780 SH SOLE   36780
Solera Holdings, Inc.  COM 83421a104   264    8485 SH SOLE    8485
Southwestern Energy Co.COM 845467109 13052  305820 SH SOLE  290320  15500
Starent Networks, Corp.COM 85528p108   554   21785 SH SOLE   21785
Symantec Corp          COM 871503108  5121  310900 SH SOLE  291200  19700
TNS Inc.               COM 872960109   236    8610 SH SOLE    8610
Terra Industries Inc   COM 880915103   681   19650 SH SOLE   19650
The Mosaic Company     COM 61945a107   863   17950 SH SOLE   17950
Transocean Inc         COM G90078109  1167   13650 SH SOLE   13650
URS Corporation        COM 903236107  1820   41700 SH SOLE   39400   2300
United Technologies    COM 913017109   990   16250 SH SOLE   16250
United Therapeutics    COM 91307c102   687   14030 SH SOLE   12030   2000
Vimpel Communications ACOM 68370R109  3825  204550 SH SOLE  181050  23500
WR Berkley Corp        COM 084423102  1110   43900 SH SOLE   43900
Warner Chilcott plc    COM g94368100  3611  167000 SH SOLE  161100   5900
Whiting Petroleum Corp COM 966387102   403    7000 SH SOLE    7000
XTO Energy             COM 98385X106  5351  129506 SH SOLE  125005   4501
Infusystems Warrants       45685k110     7   75000 SH SOLE   75000
               </SEC-DOCUMENT>